Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	€ 362	€ 231
Charge / (Credit) to results:	1,077	131
(+) additional provisions recognized (net)	3,052	731
(+/-) Short-term transferred	(1,416)	(598)
(-) Amounts used during the year	(559)	(2)
Carrying amount at year end	1,439	362
Non-current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	4	6
Charge / (Credit) to results:	116	(2)
(+) additional provisions recognized (net)	117
(+/-) Short-term transferred
(-) Amounts used during the year	(1)	(2)
Carrying amount at year end	120	4
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	358	225
Charge / (Credit) to results:	961	133
(+) additional provisions recognized (net)	2,935	731
(+/-) Short-term transferred	(1,416)	(598)
(-) Amounts used during the year	(558)
Carrying amount at year end	1,319	358
Current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	541	0
Charge / (Credit) to results:	777	541
(+) additional provisions recognized (net)	0	0
(+/-) Short-term transferred	1,415	598
(-) Amounts used during the year	(638)	(57)
Carrying amount at year end	1,318	541
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	541	0
Charge / (Credit) to results:	777	541
(+) additional provisions recognized (net)	0	0
(+/-) Short-term transferred	1,415	598
(-) Amounts used during the year	(638)	(57)
Carrying amount at year end	€ 1,318	€ 541